Financial Instruments (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Accumulated loss from derivatives designated as Hedging Instruments	$ 42,673	$ 18,353